Income Taxes - Continuity of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (204,698)	$ (375,695)
Recognized in Net Loss	101,732	155,343
Share Issuance Costs	209	0
Increase (decrease) through business combinations, deferred tax liability (asset)	(195,050)
Foreign Currency Translation Adjustment	(13,029)	15,654
Ending balance	(310,836)	(204,698)
Non-capital loss carry-forwards	1,733,800	1,478,500
Petroleum and natural gas properties
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(696,427)	(967,579)
Recognized in Net Loss	(11,639)	221,697
Increase (decrease) through business combinations, deferred tax liability (asset)	(207,337)
Foreign Currency Translation Adjustment	(39,103)	49,455
Ending balance	(954,506)	(696,427)
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	8,528	7,869
Recognized in Net Loss	(31,512)	659
Increase (decrease) through business combinations, deferred tax liability (asset)	1,498
Ending balance	(21,486)	8,528
Deferred income
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(17,827)	(419)
Recognized in Net Loss	17,827	(17,408)
Ending balance	0	(17,827)
Other
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(5,956)	(5,018)
Recognized in Net Loss	(2,538)	6,076
Share Issuance Costs	209	0
Foreign Currency Translation Adjustment	5,240	(7,014)
Ending balance	(3,045)	(5,956)
Asset retirement obligations
Changes in deferred tax liability (asset) [abstract]
Beginning balance	97,977	93,016
Recognized in Net Loss	62,984	5,925
Increase (decrease) through business combinations, deferred tax liability (asset)	10,789
Foreign Currency Translation Adjustment	609	(964)
Ending balance	172,359	97,977
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Beginning balance	330,749	404,952
Recognized in Net Loss	48,725	(48,380)
Foreign Currency Translation Adjustment	20,225	(25,823)
Ending balance	399,699	330,749
Finance costs
Changes in deferred tax liability (asset) [abstract]
Beginning balance	78,258	91,484
Recognized in Net Loss	17,885	(13,226)
Ending balance	$ 96,143	$ 78,258